Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations [Line Items]
Receivables from broker-dealers and clearing organizations	$ 2,360,157	$ 2,571,080
Futures Customer Accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations [Line Items]
Receivables from broker-dealers and clearing organizations	2,112,402	2,389,859
Securities Customer Accounts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations [Line Items]
Receivables from broker-dealers and clearing organizations	84,333
Securities Proprietary Trading [Member]
Summary of Significant Accounting Policies (Details) - Schedule of receivables from broker-dealers and clearing organizations [Line Items]
Receivables from broker-dealers and clearing organizations	$ 163,422	$ 181,221